UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       October 24, 2006

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $117200



List of Other Included Managers:

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5559    74695 SH       SOLE                    74695
AllianceBernstein Holding L.P. COM              01881G106      552     8000 SH       SOLE                     8000
Bridgehampton National Bank    COM              108035106     4789   185983 SH       SOLE                   185983
Carmax Inc.                    COM              143130102     5988   143560 SH       SOLE                   143560
Citigroup Inc.                 COM              172967101     5617   113091 SH       SOLE                   113091
Comcast Corp New CL A SPL      COM              20030N200     2963    80500 SH       SOLE                    80500
Currency Shares Euro Shares    COM              23130c108      311     2450 SH       SOLE                     2450
Emerson Elec Co                COM              291011104     5876    70070 SH       SOLE                    70070
General Elec Co                COM              369604103     6409   181555 SH       SOLE                   181555
Goldman Sachs Group Inc        COM              38141G104     5726    33845 SH       SOLE                    33845
Home Depot Inc                 COM              437076102     5538   152680 SH       SOLE                   152680
Illinois Tool Wks Inc.         COM              452308109     5585   124380 SH       SOLE                   124380
L 3 Communications Hldg Corp   COM              502424104     5586    71315 SH       SOLE                    71315
Lilly Eli & Co                 COM              532457108     1790    31400 SH       SOLE                    31400
Medtronic Inc.                 COM              585055106     5585   120265 SH       SOLE                   120265
Morgan Stanley, Dean Witter &  COM              617446448      667     9150 SH       SOLE                     9150
Pepsico Inc.                   COM              713448108     5431    83225 SH       SOLE                    83225
Procter and Gamble Co          COM              742718109     2361    38100 SH       SOLE                    38100
Schlumberger                   COM              806857108     3975    64080 SH       SOLE                    64080
Sealed Air Corp New            COM              81211K100     5252    97049 SH       SOLE                    97049
Staples Inc.                   COM              855030102     6484   266521 SH       SOLE                   266521
Target Corp                    COM              87612E106     6252   113161 SH       SOLE                   113161
United Parcel Svc Inc.         COM              911312106     4207    58480 SH       SOLE                    58480
Wal Mart Stores Inc.           COM              931142103     4210    85360 SH       SOLE                    85360
Walgreen Co.                   COM              931422109     4313    97170 SH       SOLE                    97170
XTO Energy Inc.                COM              98385X106     4921   116804 SH       SOLE                   116804
Yadkin Valley Bk & TR Co Elkin COM              984308106     1042    66983 SH       SOLE                    66983
Nuveen Flagship Mun Tr Int Dr                   67065Q202      210 23307.132SH       SOLE                23307.132